COMMITMENTS, CONTINGENCIES AND GUARANTEES - Other Commitments and Contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	$ 40	$ 34
Operating segments | Canadian Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	4,600
Operating segments | U.S. Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	100
Operating segments | Mexico Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	300
Operating segments | Liquids Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	400
Operating segments | Energy | Capital expenditures
Other Commitments
Commitment for capital expenditures	700
Corporate | Capital expenditures
Other Commitments
Commitment for capital expenditures	$ 100